Stockholders' Equity (Deficit) (Details Textual) (USD $)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended		189 Months Ended	195 Months Ended			12 Months Ended											6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2011	Mar. 31, 2002	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012	Nov. 23, 2011	Mar. 06, 2002	Dec. 31, 2009 Common Stock [Member]	Dec. 31, 1998 Common Stock [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2009 Warrant [Member]	Dec. 31, 2011 January 2010 [Member]	Dec. 31, 2011 February 2010 [Member]	Dec. 31, 2011 July 2010 Issue Two [Member]	Dec. 31, 2011 October 2010 Issue One [Member]	Dec. 31, 2011 November 2010 Issue One [Member]	Dec. 31, 2011 January 2011 Issue One [Member]	Dec. 31, 2011 November 2011 [Member]	Jun. 30, 2012 Minimum [Member]	Dec. 31, 2011 Minimum [Member]	Jun. 30, 2012 Maximum [Member]	Dec. 31, 2011 Maximum [Member]
Warrants Exercise Price	$ 9.12						$ 0.39								$ 0		$ 12.00	$ 16.00	$ 12.00	$ 12.00	$ 12.00	$ 11.52	$ 9.12	$ 0.15	$ 2.40	$ 3.24	$ 51.84
Warrants Contractual Term																								3 years		5 years
General and administration			$ 2,025,000	$ 5,555,000	$ 4,239,000	$ 7,871,000	$ 13,335,000	$ 5,463,000	$ 75,324,000	$ 79,532,000							$ 72,000	$ 169,000	$ 203,000	$ 14,000	$ 48,000	$ 156,000
Loan conversion inducement			0	125,000	0	125,000	7,944,000	4,673,000	18,234,000	18,234,000			4,701,000			917,000
Interest expense			1,613,000	1,565,000	6,838,000	3,056,000	7,648,000	7,884,000	41,564,000	48,402,000				195,000
Accounts payable			6,895,000		6,895,000		3,808,000	2,835,000	3,808,000	6,895,000	9,200,000
Loss On Conversion																							7,800,000
Outstanding - Aggregate Intrinsic Value			$ 0		$ 0					$ 0		$ 1,925,000
Share-based Compensation Arrangement by Share-based Payment Award, Description		exercisable only in the event that a third party acquires beneficial ownership of, or announces a tender or exchange offer for, at least 15% of the Company''''s outstanding common stock and such acquisition or offer is determined by the Board of Directors to not be in the best interests of the stockholders. If the acquisition or offer were determined by the Board of Directors to be in the best interests of the stockholders, the rights may be redeemed by the Company for $0.0001 per right.
Antidilutive Shares Outstanding Percentage												15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date		Feb. 25, 2012